Note 19 - Income Taxes (Details) - Income Tax (Provision) Benefit (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 19 - Income Taxes (Details) - Income Tax (Provision) Benefit [Line Items]
Current	$ (558,696)	$ (478,966)	$ (315,197)
Deferred	106,900	357,014	(568,521)
Total	(513,914)	(100,058)	(883,718)
Exchange Difference [Member]
Note 19 - Income Taxes (Details) - Income Tax (Provision) Benefit [Line Items]
Deferred	$ 44,782	$ 378,908	$ (568,521)